CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Mar. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 169,022
Accounts receivable, net of allowances of $953 and $873 at March 31, 2020 and December 31, 2019, respectively	54,456
Contract assets, current	67,966
Deferred commissions, current	5,303
Prepaid expenses	9,032
Other current assets	1,570
Total current assets	307,349
Noncurrent assets:
Property and equipment, net	11,029
Goodwill	418,711
Intangible assets, net	186,936
Contract assets, noncurrent	17,247
Deferred commissions, noncurrent	7,801
Deferred income taxes, net	2,532
Operating lease right-of-use assets	14,461
Other noncurrent assets	1,745
Total noncurrent assets	660,462
Total assets	967,811
Current liabilities:
Accounts payable	3,858
Accrued expenses and other current liabilities	9,377
Accrued compensation	11,931
Deferred revenue, current	35,168
Operating lease liabilities, current	2,957
Total current liabilities	63,291
Noncurrent liabilities:
Deferred revenue, noncurrent	3,175
Long-term debt, net of current portion	148,826
Deferred income taxes, net	27,603
Operating lease liabilities, noncurrent	16,891
Total noncurrent liabilities	196,495
Total liabilities	259,786
Commitments and contingencies (Note 13)
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 shares authorized at March 31, 2020 and December 31, 2019; no shares issued or outstanding at March 31, 2020 or December 31, 2019
Common stock; $0.001 par value; 500,000,000 shares authorized at March 31, 2020 and December 31, 2019; 79,923,114 and 79,632,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	80
Additional paid-in capital	721,181
Accumulated other comprehensive loss	(1,414)
Accumulated deficit	(11,822)
Total stockholders' equity	708,025
Total liabilities and stockholders' equity	$ 967,811